CASH, CASH EQUIVALENTS AND BANK DEPOSITS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
IFRS Cash And Cash Equivalents [Line Items]
Cash in bank	$ 6,471	$ 7,736
Short-term bank deposits	22,552	21,269
Cash and cash equivalents	$ 29,023	$ 29,005	$ 16,455	$ 53,786
Minimum
IFRS Cash And Cash Equivalents [Line Items]
Bank deposits, term	3 months
Bank deposits, annual interest rate	2.07%
Maximum
IFRS Cash And Cash Equivalents [Line Items]
Bank deposits, term	1 year